Financial Information - Washington Federal, INC. - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income
Total Income	$ 135,339	$ 129,300	$ 132,630	$ 133,284	$ 135,077	$ 135,011	$ 132,351	$ 131,258	$ 530,553	$ 533,697	$ 516,291
Expense
Income before income taxes	66,145	60,777	62,819	59,778	63,129	59,002	60,168	62,629	249,519	244,928	234,616
Income tax benefit	(23,647)	(21,727)	(22,458)	(21,371)	(22,568)	(21,092)	(21,511)	(22,393)	(89,203)	(87,564)	(83,111)
NET INCOME	$ 42,498	$ 39,050	$ 40,361	$ 38,407	$ 40,561	$ 37,910	$ 38,657	$ 40,236	160,316	157,364	151,505
Parent Company
Income
Dividends from subsidiary									175,000	70,000	143,799
Total Income									175,000	70,000	143,799
Expense
Miscellaneous									439	485	530
Total expense									439	485	530
Net income before equity in undistributed net income of subsidiary									174,561	69,515	143,269
Equity in undistributed net income of subsidiary									(14,402)	87,675	8,045
Income before income taxes									160,159	157,190	151,314
Income tax benefit									157	174	191
NET INCOME									$ 160,316	$ 157,364	$ 151,505